 As filed with the Securities and Exchange Commission on March 1, 2000

                           Registration No 333-14005

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                       POST-EFFECTIVE AMENDMENT NO. 5 TO
                                   FORM S-6

 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT
                  INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                    PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
                        PACIFIC LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY*
                              (Name of Depositor)

                           700 Newport Center Drive
                        Newport Beach, California 92660
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (949) 219-3743
             (Depository's Telephone Number, including Area Code)

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                        Newport Beach, California 92660
                    (Name and address of agent for service)

                       Copies of all communications to:

                            Jeffrey S. Puretz, Esq.
                            Dechert Price & Rhoads
                             1775 Eye Street, N.W.
                         Washington, D.C.  20006-2401

It is proposed that this filing will become effective on March 1, 2000 pursuant to paragraph (b) of Rule 485.

Title of securities being registered: interests in the Separate Account under Pacific Select Estate Maximizer Modified Single Premium Variable Life Insurance Policies.

Filing Fee: None

Pacific Select Exec Separate Account of Pacific Life Insurance Company

CROSS-REFERENCE SHEET

Pursuant to Rule 404(c) of Regulation C under the Securities Act of 1933

(Form N-8B-2 Items required by Instruction as to the Prospectus in Form S-6)


Form N-8B-2                                                      Form S-6
Item Number                                                Heading in Prospectus

1.    (a)   Name of trust                                  Prospectus front cover

      (b)   Title of securities issued                     Prospectus front cover

2.    Name and address of each depositor                   Prospectus front cover

3.    Name and address of trustee                          N/A

4.    Name and address of each principal underwriter       Pacific Life Insurance
                                                           Company, Distribution of the Policy

5.    State of organization of trust                       Pacific Select Exec Separate Account

6.    Execution and termination of trust agreement         Pacific Select Exec Separate Account

7.    Changes of name                                      N/A

8.    Fiscal year                                          N/A

9.    Litigation                                           N/A

II.   General Description of the Trust and Securities of the Trust

10.   (a)   Registered or bearer securities                The Policy

      (b)   Cumulative or distributive securities          The Policy

      (c)   Conversion, transfer, etc.                     Transfer of Accumulated Value;
                                                           Policy Loans; Surrender; Partial
                                                           Withdrawals

      (d)   Periodic payment plan                          N/A


      (e)   Voting rights                                  Voting of Fund Shares

      (f)   Notice to security holders                     Confirmation Statements and Other
                                                           Reports to Owners

      (g)   Consents required                              Disregard of Voting Instructions;
                                                           Substitution of Investments

      (h)   Other provisions                               The Policy

11.   Type of securities comprising units                  The Policy

12.   Certain information regarding periodic
      payment plan certificates                            N/A

13.   (a)   Load, fees, expenses, etc.                     Charges and Deductions

      (b)   Certain information regarding periodic
            payment plan certificates                      N/A

      (c)   Certain percentages                            Charges and Deductions

      (d)   Certain other profits or benefits              The Policy

      (e)   Certain other profits or benefits              The Policy

      (f)   Ratio of annual charges to income              N/A

14.   Issuance of trust's securities                       The Policy

15.   Receipt and handling of payments from
      purchasers                                           The Policy; Premiums; Additional
                                                           Premium Payments

16.   Acquisition and disposition of underlying
      securities                                           Pacific Select Exec Separate Account;
                                                           The Policy

17.   Withdrawal or redemption                             Transfers of Accumulated Value;
                                                           Policy Loans; Surrender; Partial
                                                           Withdrawals

18.   (a)   Receipt, custody and disposition
            of income                                      The Policy

      (b)   Reinvestment of distributions                  N/A


      (c)     Reserves or special funds                    N/A

      (d)     Schedule of distributions                    N/A

19.   Records, accounts and reports                        Confirmation Statements and
                                                           Other Reports to Owners

20. Certain miscellaneous provisions of trust agreement

      (a)     Amendment                                    N/A

      (b)     Termination                                  N/A

      (c) and (d) Trustee, removal and successor           N/A

      (e) and (f) Depositors, removal and successor        N/A

21.   Loans to securities holders                          Policy Loans

22.   Limitations on liability                             N/A

23.   Bonding arrangements                                 N/A

24.   Other material provisions of trust agreement         N/A

III.  Organizations, Personnel and Affiliated Persons of Depositor

25.   Organization of depositor                            Pacific Life Insurance Company

26.   Fees received by depositor                           See Items 13(a) and 13(e)

27.   Business of depositor                                Pacific Life Insurance
                                                           Company

28.   Certain information as to officials and
      affiliated persons of depositor                      More About Pacific Life

29.   Voting securities of depositor                       N/A

30.   Persons controlling depositor                        N/A

31.   Payments by depositor for certain services
      rendered to trust                                    N/A


32.   Payments by depositor for certain other services
      rendered to trust                                    N/A

33.   Remuneration of employees of depositor for
      certain services rendered to trust                   Charges and Deductions

34.   Remuneration of other persons for certain
      services rendered to trust                           Charges and Deductions

IV.   Distribution and Redemption of Securities

35.   Distribution of trust's securities by states         N/A

36.   Suspension of sales of trust's securities            N/A

37.   Revocation of authority to distribute                N/A

38.   (a)   Method of distribution                         Distribution of the Policy

      (b)   Underwriting agreements                        Distribution of the Policy

      (c)   Selling agreements                             Distribution of the Policy

39.   (a)   Organization of principal underwriters         See Item 25

      (b)   N.A.S.D. membership of principal
            underwriters                                   See Item 25

40.   Certain fees received by principal underwriters      See Items 13(a) and 13(e)

41.   (a)   Business of each principal underwriter         See Item 27

      (b)   Branch offices of each principal
            underwriter                                    N/A

      (c)   Salesmen of each principal underwriter         N/A

42.   Ownership of trust's securities by certain
      persons                                              N/A

43.   Certain brokerage commissions received by
      principal underwriters                               N/A

44.   (a)   Method of valuation                            Determination of Accumulated Value

      (b)   Schedule as to offering price                  Charges and Deductions


      (c)   Variation in offering price to certain
            persons                                        Charges and Deductions

45.   Suspension of redemption rights                      Surrender

46.   (a)   Redemption valuation                           See Items 10(c) and 10(d)

      (b)   Schedule as to redemption price                Surrender

47.   Maintenance of position in underlying securities     The Pacific Select Fund

V.    Information Concerning the Trustee or Custodian

48.   Organization and regulation of trustee               N/A

49.   Fees and expenses of trustees                        N/A

50.   Trustee's lien                                       N/A

VI.   Information Concerning Insurance of Holders of Securities

51.   Insurance of holders of trust's securities           Pacific Life Insurance
                                                           Company; The Policy

52.   (a)   Provisions of trust agreement with respect
            to selection or elimination of underlying
            securities                                     Substitution of Investments

      (b)   Transactions involving elimination of
            underlying securities                          Substitution of Investments

      (c)   Policy regarding substitution or
            elimination of underlying securities           See Items 13(a) and 52(a)

      (d)   Fundamental policy not otherwise
            covered                                        N/A

53.   Tax status of the trust                              Federal Income Tax Considerations

VII.  Financial and Statistical Information

54.   Trust's securities during last ten years             N/A

55.   N/A


56.   Certain information regarding periodic payment
      plan certificates                                    Premiums

57.   N/A

58.   N/A

59.   Financial statements (Instruction 1(c) of
      "Instructions as to the Prospectus" of Form S-6)     Financial Statements

                                  PROSPECTUS

(Included in Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form S-6, Accession No. 0001017062-99-000625, as filed on April 9, 1999, and incorporated by reference herein, and Form Type 497, Accession No. 0001017062-99-002118, as filed on December 20, 1999, and incorporated by reference herein.)

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+A registration statement for Pacific Select Fund relating to shares of the I- + +Net Tollkeeper Portfolio has been filed with the Securities and Exchange +
+Commission, but has not yet become effective. The information in the          +
+prospectus is not complete and may be changed. Interests in the new           +
+Investment Option and shares of the I-Net Tollkeeper Portfolio may not be + +sold until the Fund's registration statement is effective. This supplement +
+and preliminary prospectus are not an offer to sell interests in the          +
+Investment Option or shares of the I-Net Tollkeeper Portfolio and do not + +solicit an offer to buy interests or shares in any state where the offer or +
+sale is not permitted.                                                        +
+                                                                              +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++

     Supplement to Prospectuses Dated May 1, 1999 for Pacific Select Exec, Pacific Select Exec II, Pacific Select Choice, Pacific Select Estate Maximizer,
      Pacific Select Estate Preserver, Pacific Select Estate Preserver II, variable life insurance policies (individually, the "Policy") issued by
                         Pacific Life Insurance Company

                       Date of Supplement: March 1, 2000

This supplement changes the Prospectuses to reflect the following :

                      ---------------------------------------------------------
A new Variable         The new Investment Option will invest in a new
Investment Option      Portfolio of the Pacific Select Fund called the I-Net
will be available      Tollkeeper Portfolio. Below is information summarizing
May 1, 2000            the new Portfolio:


 . I-Net Tollkeeper

                   ---------------------------------------------------------------------------------
                                                                            Primary Investments
                   Portfolio Manager                Objective           (under normal circumstances)
                   ---------------------------------------------------------------------------------
                   Pacific Life Insurance  Long-term growth of capital.   Equity securities of
                   Company, the adviser,                                  companies which use,
                   and the Fund have                                      support, or relate
                   retained Goldman Sachs                                 directly or indirectly
                   Asset Management as                                    to use of the Internet.
                   portfolio manager                                      Such companies include
                                                                          those in the media,
                                                                          telecommunications, and
                                                                          technology sectors.
                   ---------------------------------------------------------------------------------


                       This chart is only a summary. For more complete information on the Portfolio, including a discussion of the Portfolio's investment techniques and the risks associated with its investments, see the accompanying Fund Preliminary Prospectus. You should read the prospectus carefully.

                      ---------------------------------------------------------
An overview of the     The following is added to the chart under Fees and
Policy is amended      Expenses Paid by the Pacific Select Fund:

                   --------------------------------------------------------------
                   Portfolio          Advisory Fee Other Expenses Total Expenses+
                   --------------------------------------------------------------
                   I-Net Tollkeeper*     1.50%         0.15%           1.65%

                       * Expenses are estimated. There were no actual advisory
                         fees or other expenses for this Portfolio in 1999 because the Portfolio has not yet started. See Fees and Expenses Paid by Pacific Select Fund in the Prospectus for information about expense caps through December 31, 2000 for this Portfolio.

                       + The Fund has implemented a brokerage enhancement
                         12b-1 plan, under which brokerage transactions may be placed with broker-dealers in return for credits that may be used to help promote distribution of Fund shares. There are no fees or charges to any Portfolio under this plan, although the Fund's Distributor may defray expenses which it would otherwise incur for distribution. If you assume the credits are a direct Fund expense, the expense would have no effect on Other Expenses shown above.

                      ---------------------------------------------------------
Allocating Your        This information is added to the discussion in the
Premiums is            Prospectus on Allocating Your Premiums.
amended

                       You may instruct us to allocate all or part of your net premiums to the I-Net Tollkeeper Investment Option on or after May 1, 2000. You may not instruct us to allocate your net premiums to this Investment Option prior to May 1, 2000, when the Option first becomes available. Your net premium or Policy's Accumulated Value may be invested in up to 20 Investment Options at any one time.

                      ---------------------------------------------------------
Transfers of           This information is added to the discussion in the
Accumulated Value      Prospectus on Transfers of Accumulated Value.
is amended

                       You may instruct us to transfer Accumulated Value to a Variable Investment Option and specify a future date on which the Accumulated Value is to be transferred. This instruction may cover any Variable Investment Option currently available under your contract and the I-Net Tollkeeper Investment Option, subject to the limitation on Investment Options described above. For the I-Net Tollkeeper Investment Option, you may not specify a date prior to May 1, when the Option first becomes available. If you specify May 1 for the I-Net Tollkeeper Investment Option, and we receive the instructions prior to that date, the requested amount will be transferred effective as of the close of business on May 1, 2000, or, if we hold your net premiums in the Money Market Investment Option, your Free-Look Transfer Date, whichever is later. You may revoke your transfer instructions at any time before we transfer Accumulated Value by providing us with a revocation in proper form, which we must receive no later than 4:00 p.m. Eastern time on the last Business Day before the date you have specified for a transfer. While highly remote, there is a possibility that the I-Net Tollkeeper Investment Option will not become effective on May 1, in which case we would not effect the transfer to this Option, and your Accumulated Value would remain in the Investment Option from which you requested it be transferred until the day the I-Net Tollkeeper becomes effective, if ever, or your Free-Look Transfer Date, if later, unless you instruct otherwise.

                      ---------------------------------------------------------
Illustrations is      This information is added to the discussion in the
amended               Prospectus on Illustrations.

                      We will provide you with illustrations based on
If you ask us,        different sets of assumptions upon your request. You
we'll provide you     can request such illustrations at any time.
with different        Illustrations may help you understand how your policy
kinds of              values would vary over time based on different
illustrations.        assumptions. We have filed examples of such an
                      illustration as an exhibit to the registration
 . Illustrations       statement that relates to each Policy on file with the
  based on            SEC.
  information you
  give us about the
  age of the person
  to be insured by
  the policy, their
  risk class, the
  face amount, the
  death benefit and
  premium payments.

 . Illustrations
  that show the
  allocation of
  premium payments
  to specified
  variable
  accounts. These
  will reflect the
  expenses of the
  Portfolio of the
  Fund in which the
  Variable Account
  invests.

 . Illustrations
  that use a
  hypothetical
  gross rate of
  return that's
  greater than 12%.
  These are
  available only to
  certain large
  institutional
  investors.

PART II.  ADDITIONAL INFORMATION NOT REQUIRED IN PROSPECTUS

CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet.
     The cross-reference sheet.

     The prospectus consisting of 96 pages (including illustrations).

     Supplement dated March 1, 2000 to Prospectus dated May 1, 1999 consisting of 2 pages.
     The undertaking to file reports.

     Representation pursuant to Section 26(e) of the Investment Company Act of 1940.
     The signatures.

Written consent of the following person (included in the exhibits shown below:

     Deloitte & Touche LLP, Independent Auditors

     Dechert Price & Rhoads, Outside Counsel

The following exhibits:

1.   (1)    (a)  Resolution of the Board of Directors of the Depositor dated
                 November 22, 1989 and copies of the Memoranda concerning
                 Pacific Select Exec Separate Account dated May 12, 1988 and
                 January 26, 1993./1/

            (b) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws./1/
     (2)    Inapplicable

     (3)    (a)   Distribution Agreement Between Pacific Mutual Life Insurance
                  Company and Pacific Mutual Distributors, Inc. (formerly known as Pacific Equities Network)/1/

            (b) Form of Selling Agreement Between Pacific Mutual Distributors, Inc. and Various Broker-Dealers/1/
     (4)    Inapplicable

     (5)    (a)   Pacific Select Estate Maximizer Modified Single Premium
                  Variable Life Insurance Policy (Form 97-50)/1/

            (b) Last Survivor Pacific Select Estate Maximizer Modified Single Premium Variable Life Insurance Policy (Form 97-50-J)/1/

            (c)   Accelerated Living Benefit Rider (Form R92-ABR)/1/

     (6)    (a)   Articles of Incorporation of Pacific Life Insurance
                  Company/2/

            (b)   Bylaws of Pacific Life Insurance Company/2/
     (7)    Inapplicable
     (8)    Inapplicable

     (9)    (a)   Participation Agreement Between Pacific Mutual Life Insurance
                      Company and Pacific Select Fund

            (b)   M Fund Inc. Participation Agreement with Pacific Mutual
                      Life Insurance Company

      (10)   Applications and General Questionnaire/1/

2. Form of Opinion and Consent of Legal Officer of Pacific Mutual as to Legality of Policies Being Registered/1/ (Incorporated by reference to Exhibit No. 3 filed in Registrant's Registration Statement on Form S-6 filed via EDGAR on October 11, 1996, File No. 333-14005, Accession Number 0001017062-96-000287.)

3.   Inapplicable

4.   Inapplicable

 5.   Inapplicable

 6.   (a)   Consent of Independent Auditors/3/

      (b)   Consent of Dechert Price & Rhoads/1/

 7.   (a)   Opinion of Actuary
      (b)  Illustration of Policy Benefits-Draft

 8.   Memorandum Describing Issuance, Transfer, and Redemption
      Procedures/1/

 9.      Powers of Attorney



/1/ Filed as part of the Registration Statement on Form S-6 filed via EDGAR on October 11, 1996, File No. 333-14005, Accession Number 0001017062-96-000287.



/2/ Filed as part of the Post-Effective Amendment No. 2 to the Registration
    Statement on Form S-6 filed via EDGAR on April 24, 1998, File No. 333-14005, Accession Number 0001017062-98-000894.

/3/ Filed as part of the Post-Effective Amendment No. 4 to the Registration
    Statement on Form S-6 filed via EDGAR on April 9, 1999, File No. 333-14005, Accession Number 0001017062-99-000625.

UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940

     Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Life Insurance Policy ("Policy") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Policy.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Pacific Select Exec Separate Account of Pacific Life Insurance Company certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 5 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 1st day of March, 2000.


                                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                                      (Registrant)

                                 BY:  PACIFIC LIFE INSURANCE COMPANY
                                      (Depositor)

                                 BY:  _____________________________________
                                      Thomas C. Sutton*
                                      Chairman & Chief Executive Officer


BY:  /s/ DAVID R. CARMICHAEL
     David R. Carmichael
     as attorney-in-fact

(Power of attorney is contained as Exhibit 9 in this Post-Effective Amendment No. 5 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 333-14005.)

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, Pacific Life Insurance Company certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 5 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 1st day of March, 2000.

                                       PACIFIC LIFE INSURANCE COMPANY
                                       (Registrant)

                                  BY:  _____________________________________
                                       Thomas C. Sutton*
                                       Chairman & Chief Executive Officer


BY:  /s/ DAVID R. CARMICHAEL
     David R. Carmichael
     as attorney-in-fact

(Power of attorney is contained as Exhibit 9 in this Post-Effective Amendment No. 5 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 333-14005.)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:


Signature                   Title                              Date

Thomas C Sutton*            Director, Chairman of the Board    ___________, 2000
                            and Chief Executive Officer

Glenn S. Schafer*           Director and President             ___________, 2000

Khanh T. Tran*              Director, Senior Vice President    ___________, 2000
                            and Chief Financial Officer

David R. Carmichael*        Director, Senior Vice President    ___________, 2000
                            and General Counsel

Audrey L. Milfs*            Director, Vice President and       ___________, 2000
                            Corporate Secretary

Lynn C. Miller              Executive Vice President           ___________, 2000

Edward R. Byrd*             Vice President and Controller      ___________, 2000

Brian D. Klemens*           Vice President and Treasurer       ___________, 2000

By:  /s/DAVID R. CARMICHAEL
     David R. Carmichael
     as attorney-in-fact                                           March 1, 2000



(Powers of Attorney are contained as Exhibit 9 in this Post-Effective Amendment
 No. 5 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 333-14005.)